CVC - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Dividends (Details) - Cablevision Systems Corporation And Subsidiaries - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Aug. 06, 2015	May 01, 2015	Feb. 24, 2015	Jun. 20, 2016	Dec. 31, 2015
Dividends [Abstract]
Dividend per share (in dollars per share)				$ 0.00	$ 0.45
Dividends paid by Cablevision				$ 4,066	$ 125,170
Restricted Stock
Dividends [Abstract]
Dividends paid by Cablevision					$ 3,935
Dividend Declared 2015 Q3 | CNYG Class A Common Stock
Dividends [Abstract]
Dividend, declaration date	Aug. 06, 2015
Dividend per share (in dollars per share)	$ 0.15
Dividend, record date	Aug. 21, 2015
Dividend, payment date	Sep. 10, 2015
Dividend Declared 2015 Q3 | CNYG Class B Common Stock
Dividends [Abstract]
Dividend, declaration date	Aug. 06, 2015
Dividend per share (in dollars per share)	$ 0.15
Dividend, record date	Aug. 21, 2015
Dividend, payment date	Sep. 10, 2015
Dividend Declared 2015 Q2 | CNYG Class A Common Stock
Dividends [Abstract]
Dividend, declaration date		May 01, 2015
Dividend per share (in dollars per share)		$ 0.15
Dividend, record date		May 22, 2015
Dividend, payment date		Jun. 12, 2015
Dividend Declared 2015 Q2 | CNYG Class B Common Stock
Dividends [Abstract]
Dividend, declaration date		May 01, 2015
Dividend per share (in dollars per share)		$ 0.15
Dividend, record date		May 22, 2015
Dividend, payment date		Jun. 12, 2015
Dividend Declared 2015 Q1 | CNYG Class A Common Stock
Dividends [Abstract]
Dividend, declaration date			Feb. 24, 2015
Dividend per share (in dollars per share)			$ 0.15
Dividend, record date			Mar. 16, 2015
Dividend, payment date			Apr. 03, 2015
Dividend Declared 2015 Q1 | CNYG Class B Common Stock
Dividends [Abstract]
Dividend, declaration date			Feb. 24, 2015
Dividend per share (in dollars per share)			$ 0.15
Dividend, record date			Mar. 16, 2015
Dividend, payment date			Apr. 03, 2015